OIL AND GAS COSTS (Tables)	12 Months Ended
Dec. 31, 2012
OIL AND GAS COSTS
Oil and Gas Capitalized costs

Capitalized Costs Relating to Oil and Natural Gas Producing Activities

	As of	As of
	December 31,	December 31,
	2012	2011
Proved oil and natural gas properties	$23,051,904	$6,597,433
Office equipment	175,106	11,133
Total capitalized costs	23,227,010	6,608,566
Accumulated depletion, depreciation and amortization	(596,162)	(89,376)

Net Capitalized Costs	$22,630,848	$6,519,190

Oil and Gas Net Costs

Net Costs Incurred in Oil and Gas Producing Activities

	For the Year Ended	For the Year Ended
	December 31,	December 31,
	2012	2011
Acquisition of proved properties	$9,873,128	$6,280,391
Development costs	6,581,343	317,042

Total Net Costs Incurred	$16,454,471	$6,597,433